INCOME TAXES (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets
Other accrued liabilities	$ 112.4	$ 56.5
Loss carryforwards	112.0	26.1
Share-based compensation	71.8	64.0
Pension and other comprehensive income	346.3	155.5
Foreign tax credit	44.7	22.4
Debt fair value adjustment	79.4
Other, net	131.1	46.1
Valuation allowance	(73.1)	(11.2)
Total deferred tax assets	824.6	359.4
Deferred tax liabilities
Property plant and equipment basis differences	289.6	106.3
Intangible assets	1,412.1	132.2
Unremitted foreign earnings	98
Other, net	60.9	0.6
Total deferred tax liabilities	1,860.6	239.1
Net deferred tax assets (liabilities)	$ (1,036.0)	$ 120.3